Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
New accounting pronouncements adopted in 2017 [Policy Text Block]

(a) New accounting pronouncements adopted in 2017

The accounting policies set out below have been applied consistently by the Corporation and its subsidiaries to all years presented in these consolidated financial statements. In addition, the Corporation adopted the following accounting pronouncements in 2017:

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Amendments to IAS 12, Income Taxes – In January 2016, the IASB issued Recognition of Deferred Tax Assets for Unrealized Losses to clarify that the existence of a deductible temporary difference depends solely on a comparison of the carrying amount of an asset and its tax base at the end of the reporting period, and is not affected by possible future changes in the carrying amount or expected manner of recovery of the asset. The Corporation adopted the amendments to IAS 12 in its financial statements for the annual period beginning on January 1, 2017. The amendments did not have a material impact on the consolidated financial statements.

•

Amendments to IAS 7, Statement of Cash Flows (“IAS 7”) – In January 2016, the IASB issued amendments that require disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities, including both changes arising from cash flow and non-cash changes. The Corporation adopted the amendments to IAS 7 in its financial statements for the annual period beginning on January 1, 2017. The amendments did not have a material impact on the consolidated financial statements.

Revenue recognition [Policy Text Block]

(b) Revenue recognition

The Corporation’s revenue is categorized as principal, other partner revenue, and interest revenue and is generated through the sale of loyalty currencies and through the technology and marketing services provided to loyalty program partners and their customers. Revenue is measured at the fair value of the consideration received or receivable.

Revenue from the sale of loyalty currencies is recognized when the following criteria are met:

•	The risks and rewards of ownership, including managerial involvement, have transferred to the buyer;
•	The amount of revenue can be measured reliably;
•	The receipt of economic benefits is probable; and
•	Costs incurred or to be incurred are identifiable and can be measured reliably.

Revenue from the rendering of services is recognized when the following criteria are met:

•	The amount of revenue can be measured reliably;
•	The stage of completion can be measured reliably;
•	The receipt of economic benefits is probable; and
•	Costs incurred and to be incurred are identifiable and can be measured reliably.

The Corporation’s revenue has been categorized as follows:

Principal Revenue

Principal revenue groups together several streams of revenue that the Corporation realizes in delivering services to various loyalty programs. The following is a list of revenue streams and the related revenue recognition policy.

(i)

Reseller revenue is a type of transactional revenue that is realized when the Corporation takes a principal role in the retailing, wholesaling and/or transferring of loyalty currencies for loyalty program partners. The Corporation’s role as the principal in the transaction is determined by the contractual arrangement in place with the loyalty program partner. In this instance, the Corporation has a substantive level of responsibility with respect to operations, marketing, pricing and commercial transaction support and is the primary obligor in the arrangement. In addition, the Corporation may assume substantive credit and/or inventory risk with each transaction processed with the loyalty program’s members. Revenue earned as reseller revenue is recorded on a gross basis. Related costs are recorded as direct costs of principal revenue.

(ii)

Technical design and development work is performed at the commencement of a business relationship with a loyalty program partner. The majority of the technical design and development fees relate to up-front revenues to cover the Corporation’s cost of setting up the loyalty program web interface and customizing the look and feel of the site to that of the loyalty program partner. Once the loyalty program partner website is functional, end consumers are able to transact on the site which gives rise to transactional revenues for the Corporation for the term of the contract. These technical design and development fees are recorded over the life of the term of the partner agreement. Management believes that the technical design and development work does not have stand-alone value to the program partner absent the corresponding arrangement to provide the loyalty currency transaction platform to program members and as such, this revenue is deferred, along with direct related costs to the extent there is deferred revenue, and recognized over the term of the contract, which approximates the period of expected benefit.

(iii)

Customized technical design service fees are also charged to loyalty program partners who require custom programming or web-design work that is not tied to an ongoing stream of revenue. This revenue is distinct from any other existing agreement and the delivered product has stand-alone value to the loyalty program partner. This revenue is recognized based on percentage-of-completion at the end of each reporting period. In using the percentage-of-completion method, revenues are generally recorded based on the total hours incurred to date on a contract relative to the total estimated hours.

Other Partner Revenue

Other partner revenue is primarily a type of transactional revenue that is realized when the Corporation takes an agency role in the retailing, wholesaling and/or transferring of loyalty currency for loyalty program partners. The Corporation’s role as an agent in the transaction is determined by the contractual arrangement in place with the loyalty program partner. In this instance, the Corporation has a minimal level of responsibility with respect to operations, marketing, pricing and commercial transaction support. As well, the Corporation assumes minimal credit and inventory risk with each transaction processed. Revenue generated when the Corporation takes an agency role is recorded on a net basis. Other partner revenue also includes revenue received from partners which are not transactional in nature but have been earned in the period, such as management fees charged to loyalty program partners who require custom marketing or non-technical solutions that are not covered by any other agreements with the Corporation.

Interest Revenue

Interest revenue is earned on funds invested in accordance with the Corporation’s Board approved investment policy. Due to the nature of the business, the Corporation regularly generates significant cash which is in turn used to generate interest income that is included in Interest revenue. Interest revenue is recognized when earned.

When deciding the most appropriate basis for presenting revenue on either a gross or net basis, both the legal form and substance of the agreement between the Corporation and its business partners are reviewed to determine each party’s respective role in the transaction. Where the Corporation’s role in a transaction is that of a principal, revenue is recognized on a gross basis. Where the Corporation’s role in a transaction is that of an agent, revenue is recognized on a net basis with revenue approximating the margin earned.

This determination requires the exercise of judgment. In making this assessment, management considers whether the Corporation:

•	has primary responsibility for providing the goods and services to the customer or for fulfilling the orders;
•	has inventory risk before or after the customer order;
•	has discretion in establishing prices (directly or indirectly);
•	bears the customer’s credit risk for the amount receivable from the customer;
•	modifies the product or performs part of the services;
•	has discretion in selecting the supplier used to fulfill an order; and/or
•	is involved in determining product or service specifications.

Foreign currency translation [Policy Text Block]

(c) Foreign currency translation

(i) Foreign currency transactions

Transactions in currencies other than the Corporation’s or its subsidiaries’ respective functional currency are recognized at the average exchange rates in effect on the transaction date. At the end of each reporting period, monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rates prevailing at that date. Non-monetary assets and liabilities carried at fair value that are denominated in foreign currencies are retranslated to the functional currency at the exchange rates prevailing at the date when the fair value was determined. Non-monetary items that are measured at historical cost in a foreign currency are not retranslated.

Foreign exchange gains and losses on monetary items are recognized in profit or loss; except for foreign currency derivatives designated as qualifying cash flow hedges, the fair values of which are deferred in accumulated other comprehensive income in shareholders’ equity until such time that the hedged transaction affects profit or loss; refer to Notes 3(d)(iv) and 16.

(ii) Foreign operations

The assets and liabilities of non-USD functional currency subsidiaries, including goodwill and fair value adjustments arising on acquisition, are translated to U.S. dollars at exchange rates at the reporting date. The income and expenses of these subsidiaries are translated to U.S. dollars using average exchange rates for the month during which the transactions occurred. Foreign currency differences resulting from translation are recognized in other comprehensive income within the cumulative translation account.

Financial instruments [Policy Text Block]

(d) Financial instruments

All financial assets and financial liabilities are recognized on the Corporation’s consolidated statements of financial position when the Corporation becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are incremental and directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities measured at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities measured at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets and liabilities are offset and the net amount presented in the consolidated statements of financial position when, and only when, the Corporation has a legal right to offset the amounts and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(i) Non-derivative financial assets

Non-derivative financial assets are comprised of the following: held to maturity financial assets, loans and receivables and available-for-sale financial assets. All financial instruments are initially measured at fair value. Measurement in periods subsequent to initial recognition depends on the classification of the financial instrument.

The Corporation derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. An interest in transferred financial assets that is created or retained by the Corporation is recognized as a separate asset or liability.

Held-to-maturity
Held-to-maturity financial assets includes short-term investments, such as interest bearing bearer deposit notes, held by the Corporation to generate interest income. Held-to-maturity financial assets are recorded at amortized cost using the effective interest rate method.

Loans and receivables
Loans and receivables are financial assets with fixed or determinable payments that are not quoted in an active market. They arise principally through the provision of goods and services to customers (accounts receivable), but also incorporate other types of contractual monetary assets. Such assets are recognized initially at fair value plus any directly attributable transaction costs. Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest method, less any impairment losses.

Available-for-sale financial assets
Available-for-sale financial assets are non-derivative financial assets that are designated as available-for-sale or are assets that are not classified in any of the other categories. Subsequent to initial recognition, they are measured at fair value and changes therein, other than impairment losses and foreign currency differences on available-for-sale debt instruments, are recognized in other comprehensive income and presented within equity. When an investment is derecognized, the cumulative gain or loss in other comprehensive income is transferred to profit or loss.

(ii) Non-derivative financial liabilities

Financial liabilities
Financial liabilities are recognized initially on the date on which the Corporation becomes a party to the contractual provisions of the instrument. The Corporation derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire.

The Corporation has the following non-derivative financial liabilities: accounts payable and accrued liabilities and payable to loyalty program partners. These financial liabilities are initially recognized at fair value less any directly attributable transaction costs. Subsequent to initial recognition, these financial liabilities are measured at amortized cost using the effective interest method.

The Corporation’s non-derivative financial assets and liabilities are classified and measured as follows:

Asset/Liability	Category	Measurement
Funds receivable from payment processors	Loans and receivables	Amortized cost
Accounts receivable	Loans and receivables	Amortized cost
Short-term investments	Held to maturity	Amortized cost
Long-term investment	Available-for-sale financial assets	Fair value
Accounts payable and accrued liabilities	Financial liabilities	Amortized cost
Payable to loyalty program partners	Financial liabilities	Amortized cost

(iii) Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares and share options are recognized as a deduction from equity, net of any tax effects.

(iv) Derivative financial instruments, including hedge accounting

The Corporation holds derivative financial instruments to hedge its foreign currency risk exposures. These derivatives are designated in accounting hedge relationships and the Corporation applies cash flow hedge accounting. On initial designation of the hedge, the Corporation formally documents the relationship between the hedging instrument and hedged item, including the risk management objectives and strategy in undertaking the hedge transaction, together with the methods that will be used to assess the effectiveness of the hedging relationship. The Corporation makes an assessment, both at the inception of the hedge relationship as well as on an ongoing basis, whether the hedging instruments are expected to be “highly effective” in offsetting the changes in the fair value or cash flows of the respective hedged items during the period for which the hedge is designated. For a cash flow hedge of a forecasted transaction, the transaction should be highly probable to occur and should present an exposure to variations in cash flows that could ultimately affect reported net income.

Derivatives are recognized initially at fair value; attributable transaction costs are recognized in profit or loss as incurred. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.

Cash flow hedges
The Corporation enters into foreign exchange forward contracts to reduce the foreign exchange risk with respect to the Canadian dollar denominated expenses. The changes in fair value of derivatives designated as cash flow hedges are recognized in other comprehensive income, except for any ineffective portion, which is recognized immediately in profit or loss. Gains and losses in accumulated other comprehensive income are reclassified to profit or loss in the same period as the corresponding hedged items affect profit or loss. The carrying amount of hedging derivatives designated as cash flow hedges that mature within one year is included in prepaid expenses and other assets and/or current portion of other liabilities.

If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in other comprehensive income and presented in unrealized gains/losses on cash flow hedges in equity remains there until the forecasted transaction affects profit or loss. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

Cash and cash equivalents [Policy Text Block]

(e) Cash and cash equivalents

Cash equivalents include highly liquid investments (term deposits) with maturities of three months or less at the date of purchase that are held for the purpose of meeting short-term cash commitments rather than for investment or other purposes. Cash equivalents are carried at amortized cost which approximates their fair value because of the short-term nature of the instruments.

Funds receivable from payment processors [Policy Text Block]

(f) Funds receivable from payment processors

Funds receivable from payment processors represent amounts collected from customers on behalf of the Corporation and are typically deposited directly to the Corporation’s bank account within three business days from the date of sale.

Property and equipment [Policy Text Block]

(g) Property and equipment

(i) Recognition and measurement

Items of property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. The cost consists of the purchase price, and any costs directly attributable to bringing the asset to the location and condition for its intended use. When parts of an item of property and equipment have different useful lives, they are accounted for as separate items (major components) of property and equipment.

Gains and losses on disposal of an item of property and equipment are determined by comparing the proceeds from disposal with the carrying amount of property and equipment, and are recognized within other income in profit or loss.

(ii) Depreciation

Depreciation is calculated over the depreciable amount, which is the cost of an asset less its estimated residual value.

Depreciation is recognized in profit or loss based on the estimated useful lives of the assets using the following methods and annual rates:

•	Furniture and fixtures	Straight-line over 5 years
•	Computer hardware	Straight-line over 3 years
•	Computer software	Straight-line over 3 years
•	Leasehold improvements	Straight-line over shorter of useful life or the lease term

Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted if appropriate. There were no changes in the current year.

Goodwill & Intangible assets [Policy Text Block]

(h) Goodwill & Intangible assets

(i) Goodwill

Goodwill represents the excess of the purchase price of acquired businesses over the estimated fair value of the tangible and intangible net assets acquired. Goodwill is not amortized. The Corporation tests goodwill for impairment annually, at each year end, to determine whether the carrying value exceeds the recoverable amount, as discussed in Note 3(i).

Business combinations
Acquisitions of subsidiaries are accounted for using the acquisition method of accounting. Fair value of the consideration paid is calculated as the sum of the fair value at the date of acquisition of:

•	assets acquired; plus
•	equity instruments issued; less
•	liabilities incurred or assumed.

Goodwill is measured as the fair value of consideration transferred less the net recognized amount of the identifiable assets acquired and liabilities assumed, all of which are measured at fair value as of the acquisition date. When the excess is negative, a bargain purchase gain is recognized immediately in profit or loss.

The Corporation uses estimates and judgments to determine the fair value of assets acquired and liabilities assumed at the acquisition date using the best available information, including information from financial markets. The estimates and judgments include key assumptions such as discount rates, attrition rates, and terminal growth rates for performing discounted cash flow analyses. The transaction costs associated with the acquisitions are expensed as incurred.

(ii) Internal use software development costs

Certain costs incurred in connection with the development of software to be used internally or for providing services to customers are capitalized once a project has progressed beyond a conceptual, preliminary stage to that of application development. Development costs that are directly attributable to the design and testing of identifiable software products controlled by the Corporation are recognized as intangible assets when the following criteria are met:

•	It is technically feasible to complete the software product so that it will be available for use;
•	Management intends to complete the software product and use or sell it;
•	It can be demonstrated how the software product will generate probable future economic benefits;
•	Adequate technical, financial and other resources to complete the development and to use or sell the software product are available; and
•	The expenditure attributable to the software product during its development can be reliably measured.

Development costs that qualify for capitalization include both internal and external costs, but are limited to those that are directly related to the specific product. The capitalized development costs are measured at cost less accumulated amortization and accumulated impairment losses. Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including costs incurred in the planning stage and operating stage and expenditures on internally generated goodwill and brands, are recognized in profit or loss as incurred.

Indefinite useful lives
Certain intangible assets with indefinite lives, being domain names, patents and trademarks, are not amortized because there is no foreseeable limit to the period that these assets are expected to generate net cash inflows. The Corporation uses judgment to designate these assets as indefinite useful life assets, analyzing all relevant factors, including the expected usage of the asset, the typical life cycle of the asset and anticipated changes in the market demand for the products and services that the asset helps generate. The Corporation tests indefinite life intangible assets for impairment annually, at each year end

Finite useful lives
Intangible assets with finite useful lives are amortized into depreciation and amortization in the consolidated statements of comprehensive income on a straight-line basis over their estimated useful lives as noted in the table below. Useful lives, residual values and the amortization methods are reviewed at least once a year. Amortization periods and methods are outlined below:

•	Customer Relationships	Straight-line over 10 years
•	Technology	Straight-line over 3 to 5 years

Impairment [Policy Text Block]

(i) Impairment

Financial Assets

In accordance with IAS 39, Financial Instruments: Recognition & Measurement, the Corporation makes an assessment at the end of each reporting period whether there is any objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial assets is impaired and impairment losses are incurred if, and only if, there is objective evidence of impairment as a result of one or more events that have occurred after the initial recognition of the asset that has a detrimental impact on the estimated future cash flows associated with the financial asset or group of financial assets.

Available-for-sale financial assets

If the fair value of an available-for-sale financial asset declines below the carrying amount, qualitative and quantitative assessments of whether the impairment is either significant or prolonged are undertaken. When an available-for-sale asset is assessed to be impaired, an amount comprising the difference between its cost and its current fair value, less any impairment loss previously recognized in profit or loss, is transferred from equity to profit or loss, or charged directly to profit or loss. Impairment reversals in respect of equity instruments classified as available-for-sale are not recognized in profit or loss until realized.

Non-Financial Assets with Finite Useful Lives

In accordance with IAS 36, Impairment of Assets , the Corporation evaluates the carrying value of non-financial assets with finite lives, being property equipment and certain intangible assets, whenever events or changes in circumstances indicate that a potential impairment has occurred. An impairment loss is considered to have occurred if the carrying value of an asset is not recoverable.

Goodwill & Indefinite Life Intangibles

Goodwill and intangible assets that are not amortized are subject to an annual impairment assessment, and the recoverable amount is estimated each year at the same time. The recoverable amount is the higher of an asset’s fair value less costs to sell and its value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

For the purposes of assessing impairment, assets that do not generate independent cash inflows are grouped at the lowest level for which there are separately identifiable cash inflows, into cash generating units (“CGUs”). CGUs to which goodwill has been allocated are aggregated so that the level at which impairment testing is performed reflects the lowest level at which goodwill is monitored for internal reporting purposes. Goodwill acquired in a business combination is allocated to the cash generating unit (“CGU”) or group of CGUs that are expected to benefit from the synergies of the combination.

If the recoverable amount of the CGU or group of CGUs to which goodwill and indefinite life intangible assets has been allocated is less than the carrying amount of the CGU or group of CGUs, including goodwill and intangible assets, an impairment loss is recorded in the consolidated statements of comprehensive income. The impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to the other assets of the CGU pro-rata on the basis of the carrying amount of each asset in the CGU.

The Corporation evaluates impairment losses for potential reversals, other than goodwill impairment, when events or changes in circumstances warrant such consideration. Where an impairment loss subsequently reverses, the carrying amount of the asset or CGU is increased to the revised estimate of its recoverable amount, provided that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset or CGU in prior years. A reversal of an impairment loss is recognized immediately in profit or loss.

Share-based payment transactions [Policy Text Block]

(j) Share-based payment transactions

Employees

The Corporation has two share-based compensation plans for its employees: a share option plan and a share unit plan.

The share option plan allows directors, officers and employees to acquire shares of the Corporation through the exercise of share options granted by the Corporation. Options generally vest over a period of three years. The maximum term of an option is five years from the date of grant. For options with graded vesting, each tranche in an award is considered a separate grant with a different vesting date, expected life and fair value. The fair value of each tranche is recognized in profit or loss over its respective vesting period with a corresponding increase in contributed surplus. The fair value of each tranche is estimated at the date of grant using the Black-Scholes option pricing model incorporating assumptions regarding risk-free interest rates, dividend yield, expected volatility of the Corporation’s stock, and a weighted average expected life of the options. Any consideration paid on the exercise of share options is added to share capital along with the related portion previously added to contributed surplus when the compensation costs were charged to profit or loss.

Under the share unit plan, the Corporation grants Restricted Share Units (“RSUs”) to its employees. The RSUs vest over a period of up to three years or in full on the third anniversary of the grant date. The fair value of a Restricted Share Unit (“RSU”), defined as the volume weighted average trading price per share on the stock exchange during the immediately preceding five trading days, is recognized over the RSU’s vesting period and charged to profit or loss with a corresponding increase in contributed surplus. Under the share unit plan, share units can be settled in cash or shares at the Corporation’s discretion. The Corporation intends to settle all share units in equity at the end of the vesting period.

In determining the number of awards that are expected to vest, the Corporation takes into account voluntary termination behaviour as well as trends of actual forfeitures.

Non-employees

For share-based compensation issued to non-employees, the Corporation recognizes an asset or expense based on the fair value of the good or service received from non-employees.

Deferred costs [Policy Text Block]

(k) Deferred costs

In relation to the Corporation’s technology design and development revenue (see Note 3(b) (ii)), the Corporation incurs direct upfront contract initiation costs associated with the website application design and development work. Deferred costs relating to the revenue streams are deferred to the extent of the deferred revenue which does not exceed the minimum guaranteed contractual revenues. These costs are deferred and amortized through operating expenses in the statement of comprehensive income over the expected life of the agreement. The current portion of deferred costs is included in prepaid expenses and other assets whereas the non-current portion of deferred costs is included in other assets in the consolidated statement of financial position.

Payable to loyalty program partners [Policy Text Block]

(l) Payable to loyalty program partners

Payable to loyalty program partners includes amounts owing to these partners for loyalty currency purchased by the Corporation as a principal or as an agent collected through ecommerce services for retailing, wholesaling and other loyalty currency services transactions with end users.

Deferred revenue [Policy Text Block]

(m) Deferred revenue

Deferred revenue includes proceeds received in advance for technology design and development work and is deferred and recognized over the expected life of the partner agreement (see Note 3(b) (ii)). Deferred revenue is comprised of bookings made through the Points Travel platform, which has not yet occurred along with proceeds received by the Corporation for the sale of mileage codes that can be redeemed for multiple loyalty program currencies at a later date. Revenue for bookings through Points Travel is recognized at the completion of the rental while revenue from the sale of these mileage codes is recognized upon redemption. Deferred revenue is included in other liabilities.

Lease inducements [Policy Text Block]

(n) Lease inducements

On signing its office lease, the Corporation received lease inducements from the landlord including a rent-free period and a tenant improvement allowance based on square footage of rentable area of the premises. Lease inducements are amortized to rent expense on a straight-line basis over the term of the lease. Lease inducements are included in other liabilities.

Income taxes [Policy Text Block]

(o) Income taxes

Income tax expenses comprise current and deferred taxes. Current taxes and deferred taxes are recognized in profit or loss except to the extent that they relate to a business combination, or items recognized directly in equity or in other comprehensive income.

Current taxes are the expected taxes payable or receivable on the taxable income or loss for the period, using tax rates substantively enacted at the reporting date, and any adjustment to taxes payable in respect of previous years.

Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred taxes are not recognized for:

•	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
•	temporary differences related to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future; and
•	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets and liabilities are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been substantively enacted by the reporting date.

In determining the amount of current and deferred tax, the Corporation takes into account the impact of uncertain tax positions and whether additional taxes and interest may be due. The Corporation believes that its accruals for tax liabilities are adequate for all open tax years based on its assessment of many factors, including interpretations of tax law and prior experience. This assessment relies on estimates and assumptions and may involve a series of judgments about future events. When new information becomes available that causes the Corporation to change its judgment regarding the adequacy of existing tax liabilities; such changes to tax liabilities will impact tax expense in the period that such a determination is made.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

Earnings per share (EPS) [Policy Text Block]

(p) Earnings per share (“EPS”)

The Corporation presents basic and diluted earnings per share data for its common shares. Basic EPS is calculated by dividing the profit or loss attributable to common shareholders of the Corporation by the weighted average number of common shares outstanding during the period. Diluted EPS is determined by adjusting the profit or loss attributable to common shareholders and the weighted average number of common shares outstanding for the effects of all dilutive potential common shares.

Segment reporting [Policy Text Block]

(q) Segment reporting

During the year ended December 31, 2017, the Corporation determined that the composition of its operating segments had changed as a result of a new internal reporting structure being implemented and other related changes. As a result, the Corporation has begun, on a retrospective basis, to disclose segmented information based on this new internal reporting structure, which includes three operating segments.

The Corporation determines its reportable segments based on, among other things, how the Corporation’s chief operating decision maker (“CODM”), the Chief Executive Officer, regularly reviews the Corporation’s operations and performance. The CODM reviews gross profit, which is defined as total revenue less direct cost of revenue, and segment profit (loss) represented by Adjusted EBITDA, which is defined as net income before interest expense, income taxes, depreciation, amortization, foreign exchange gains and losses, impairment charges and stock based compensation, as the key measure of profitability for the purpose of assessing performance for each operating segment and to make decisions about the allocation of resources. The Corporation follows the same accounting policies for its operating segments as those described in the notes to the consolidated financial statements. The Corporation accounts for transactions between reportable segments in the same way that it accounts for transactions with external parties and eliminates them on consolidation.

The Corporation makes significant judgments in determining its operating segments. These are components that engage in business activities from which they may earn revenue and incur expenses, for which operating results are regularly reviewed by the Corporation’s CODM to make decisions about resources to be allocated and to assess component performance, and for which discrete financial information is available.

New standards and interpretations not yet adopted [Policy Text Block]

(r) New standards and interpretations not yet adopted

The IASB has issued the following new standards and amendments to existing standards:

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IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) - In May 2014, the IASB issued IFRS 15 which supersedes existing standards and interpretations including IAS 18, Revenue and IFRIC 13, Cus- tomer Loyalty Programmes.

IFRS 15 introduces a single comprehensive model for recognizing revenue from contracts with customers with the exception of certain contracts under other IFRSs such as IAS 17, Leases. The standard requires revenue to be recognized in a manner that depicts the transfer of promised goods or services to a customer and at an amount that reflects the expected consideration receivable in exchange for transferring those goods or services. This is achieved by applying the following five steps:

1.	Identify the contract with a customer;
2.	Identify the performance obligations in the contract;
3.	Determine the transaction price;
4.	Allocate the transaction price to the performance obligations in the contract; and
5.	Recognize revenue when (or as) the entity satisfies a performance obligation.

Under IFRS 15, an entity recognizes revenue when a performance obligation is satisfied and the goods or services underlying the particular performance obligation is transferred to the customer. The Corporation will adopt IFRS 15 in its financial statements for the annual period beginning on January 1, 2018. With a view to enhancing the clarity, comparability and utility of our financial information post-implementation of the standard, we will apply the standard retrospectively, subject to permitted and elected practical expedients.

The Corporation has assessed the impact of IFRS 15 on the Corporation’s revenue recognition. Key differences between IFRS 15 and IAS 18 that are expected to impact the consolidated financial statements are as follows:

(a)

Certain revenues previously classified as net for Transfer and Reinstate services, will be rec- ognized as gross revenue under IFRS 15. The Corporation expects that the net effect of this change will increase revenues and direct costs reported under IAS 18 in 2017 by approxi- mately $1,500.

(b)

Under IAS 18, the Corporation classified certain Points Travel bonus costs to marketing ex- penses as the Corporation offers promotional offers as it is growing the business. This classi- fication is not permissible under IFRS 15, and therefore the Corporation will record these costs as a reduction to revenue after transition to IFRS 15. The Corporation expects that the net effect of this change will decrease revenue and marketing costs reported under IAS 18 in 2017 by approximately $210.

(c)

Interest earned on funds held as part of the sales process does not meet the definition of rev- enue under IFRS 15 and therefore these amounts will be reclassified to Finance Income in the consolidated statements of comprehensive income. The Corporation expects that this change will decrease revenues and total expenses reported under IAS 18 in 2017 by approx- imately $210.

Management continues to finalize its evaluation of the impact of IFRS 15 but does not expect the standard to have further material adjustments to the consolidated financial statements or on revenue recognition.

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Amendments to IFRS 2, Share-based Payment (“IFRS 2”) – In June 2016, the IASB issued amendments that provide requirements on the accounting for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. The Corporation intends to adopt the amendments to IFRS 2 in its financial statements for the annual period beginning on January 1, 2018. The Corporation does not expect the amendments to have a material impact on the consolidated financial statements.

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IFRS 9, Financial Instruments (“IFRS 9”) - In July 2014, the IASB issued IFRS 9 (2014) that will supersede the current IAS 39 Financial Instruments standard. This standard establishes principles for the financial re- porting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. This new standard also includes a new general hedge accounting standard which will align hedge accounting more closely with risk management. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness, however, it will provide more hedging strate- gies to qualify for hedge accounting and introduce more judgment to assess the effectiveness of a hedging relationship. The standard is mandatorily effective for annual periods beginning on or after January 1, 2018 with early adoption permitted. The Corporation does not expect the standard to have a material impact on the consolidated financial statements.

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IFRIC Interpretation 22, Foreign Currency Transactions and Advance Consideration – In December 2016, the IASB issued interpretation which clarifies the date that should be used for translation when a foreign currency transaction involves an advance payment or receipt. The Corporation intends to adopt the Inter- pretation in its financial statements for the annual period beginning on January 1, 2018. The Corporation does not expect the impact of adoption of the Interpretation to have a material impact on the consolidated financial statements.

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IFRS 16, Leases (“IFRS 16”) – In January 2016, the IASB issued IFRS 16 which specifies how a company will recognize, measure, present, and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is twelve months or less or the underlying asset has a low value. The standard is mandatorily effective for annual periods beginning on or after January 1, 2019 with early adoption permitted. The Corporation is assessing the impact of this standard on its consolidated financial statements.